Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 03, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2016